Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Property and Equipment
a)	Breakdown

	December 31, 2018			December 31, 2017
	Cost	Accumulated depreciation	Net amount	Net amount
Leasehold improvements	146,315	(53,030)	93,285	71,591
Equipment and facilities	130,655	(81,412)	49,243	45,722
Vehicles	3,238	(1,031)	2,207	297
Furniture and fixtures	18,797	(13,768)	5,029	8,473
Aircraft equipment	1,378,352	(338,879)	1,039,473	647,963
Aircraft and engines	2,382,837	(476,801)	1,906,036	2,356,880
Advance payments for acquisition of aircraft	112,923	—	112,923	148,903
Construction in progress	81,023	—	81,023	45,706

	4,254,140	(964,921)	3,289,219	3,325,535

Summary of Reconciliation of Changes in Property and Equipment
b)	Changes in property and equipment balances are as follows

	Cost
	December 31, 2017	Acquisitions	Disposals/ Write-offs	Transfers	December 31, 2018
Leasehold improvements	117,903	32,429		(4,017)	146,315
Equipment and facilities	112,800	18,677	(834)	12	130,655
Vehicles	1,085	2,153		—	3,238
Furniture and fixtures	17,190	1,613	(9)	3	18,797
Aircraft equipment	908,659	397,772	(48,922)	120,843	1,378,352
Aircraft and engines	2,770,171	182,246	(606,016)	36,436	2,382,837
Advance payments for acquisition of aircraft	148,903	27,199	(63,179)	—	112,923
Construction in progress	45,706	193,407	(4,813)	(153,277)	81,023

	4,122,417	855,496	(723,773)	—	4,254,140

	Accumulated depreciation
	December 31, 2017	Depreciation for the period	Disposals/ Write-offs	Transfers	December 31, 2018
Leasehold improvements	(46,312)	(6,718)	—	—	(53,030)
Equipment and facilities	(67,078)	(14,781)	447	—	(81,412)
Vehicles	(788)	(243)	—	—	(1,031)
Furniture and fixtures	(8,717)	(5,056)	5	—	(13,768)
Aircraft equipment	(260,696)	(88,331)	10,148	—	(338,879)
Aircraft and engines	(413,291)	(165,142)	101,632	—	(476,801)

	(796,882)	(280,271)	112,232	—	(964,921)

Schedule of Amortization of Capitalized Maintenance Costs and Repairs

The amortization of the costs of heavy maintenance and structural checks, accounted for under the deferred cost method and the expenses actually incurred, representing total maintenance and repair expenses, are as follows:

	For the year ended December 31,
	2018	2017	2016
Amortization of capitalized maintenance costs	(24,783)	(63,236)	(51,462)
Maintenance materials and repairs	(504,477)	(568,144)	(708,739)

	(529,260)	(631,380)	(760,201)